Exhibit 99.4

Colony American Finance 2016-1 Mortgage-Backed Notes

Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Report To:

Colony American Finance, LLC

CAF Sub REIT, Inc.

Morgan Stanley & Co. LLC

Deutsche Bank Securities, Inc.

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

29 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Colony American Finance, LLC

CAF Sub REIT, Inc.

515 South Flower Street, 44th Floor

Los Angeles, California 90071

Morgan Stanley & Co. LLC

1585 Broadway, 25th Floor

New York, New York 10036

Deutsche Bank Securities, Inc.

60 Wall Street, 3rd Floor

New York, New York 10005

Citigroup Global Markets Inc.

390 Greenwich Street, 7th Floor

New York, New York 10013

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	Colony American Finance 2016-1 Mortgage-Backed Notes (the “Notes”)
Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Colony American Finance 2016-1, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) and certain Mortgaged Properties (as defined in Attachment A) relating to the Colony American Finance 2016-1 Mortgage-Backed Notes securitization transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Colony American Finance, LLC (“Colony”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”),

b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”),
c.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.	Appraisal or desktop review reports (the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,
d.	An electronic data file labeled “MSA List by Zip Code v3.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,
e.	A schedule (the “Property Sampling Schedule”), which is summarized on Exhibit 2 to Attachment A, that Colony, on behalf of the Issuer, indicated contains information needed to select certain populations of sample Mortgaged Properties (as further described in Attachment A),
f.	A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained on the Property Sources,
g.	A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained on the Mortgage Loan Source Documents,
h.	A list of characteristics on the Mortgage Loan Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to recalculate using information on the Mortgage Loan Data Files,
i.	A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 7 to Attachment A, on which Colony, on behalf of the Issuer, instructed us to perform no procedures,
j.	A draft of the preliminary offering memorandum for the Transaction (the “Draft Preliminary Offering Memorandum”) and

k.                Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Colony, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Colony, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 April 2016

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, Colony, on behalf of the Issuer, indicated that:

a.	The primary source of payments on the Notes will be 85 first priority, fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 3,301 mortgaged properties (the “Mortgaged Properties”), which consist of:
i.	2,843 single-family residential properties,
ii.	216 2-4 unit residential properties,
iii.	115 townhomes,
iv.	106 condominiums and
v.	21 multifamily properties.

Procedures performed and our associated findings

1.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “151106 Data Tape (Projected Values) v96 - SENT TO EY.xlsx” (“Preliminary Property Data File 1”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on 3,186 mortgaged properties (the “Preliminary Properties 1”) that secure 65 mortgage loans (the “Preliminary Mortgage Loans 1”) as of the respective payment date in March 2016.

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 1 on Preliminary Property Data File 1 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 1.

For each of the sixty (60) Preliminary Mortgage Loans 1 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 1 which both:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 1,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 1 on Preliminary Property Data File 1 equal to the number computed in b. above from the population of Preliminary Properties 1 which both:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 1.

Attachment A Page 2 of 14

1. (continued)

The application of the sample selection methodology described above resulted in the selection of 587 Preliminary Properties 1 (the “Sample Properties 1”). The Sample Properties 1 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Sample Properties 1 from Preliminary Property Data File 1, or the basis for the selection of the sixty (60) Preliminary Mortgage Loans 1 on the Property Sampling Schedule from which the Sample Properties 1 were randomly selected (as described above). We performed no procedures relating to the five (5) Preliminary Mortgage Loans 1 that were not included in the Property Sampling Schedule.

2.	For each Sample Property 1, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on Preliminary Property Data File 1, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 2., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 1” and “Preliminary Property Data File 1,” respectively.

3.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “151106 Data Tape (Projected Values) v193 - SENT TO EY LOAN AND PROPERTY LEVEL.xlsx” (“Preliminary Property Data File 2”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on 3,737 mortgaged properties (the “Preliminary Properties 2”) that secure 82 mortgage loans (the “Preliminary Mortgage Loans 2”) as of the respective payment date in April 2016.

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 2 on Preliminary Property Data File 2 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 3.

Attachment A Page 3 of 14

3. (continued)

For each of the twenty-two (22) Preliminary Mortgage Loans 2 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 2 which both:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 2,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 2 on Preliminary Property Data File 2 equal to the number computed in b. above from the population of Preliminary Properties 2 which both:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 2.

The application of the sample selection methodology described above resulted in the selection of 354 Preliminary Properties 2 (the “Added Sample Properties 1”). The Added Sample Properties 1 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 1 from Preliminary Property Data File 2, or the basis for the selection of the twenty-two (22) Preliminary Mortgage Loans 2 on the Property Sampling Schedule from which the Added Sample Properties 1 were randomly selected (as described above). We performed no procedures relating to the sixty (60) Preliminary Mortgage Loans 2 that were not included on the Property Sampling Schedule.

4.	For each Added Sample Property 1, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 2, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Added Sample Properties 1” and “Preliminary Property Data File 2,” respectively.

Attachment A Page 4 of 14

5.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “151106 Data Tape (Projected Values) v216 - SENT TO EY LOAN AND PROPERTY ....xlsx” (“Preliminary Property Data File 3,” together with Preliminary Property Data File 1 and Preliminary Property Data File 2, the “Preliminary Property Data Files”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on 3,859 mortgaged properties (the “Preliminary Properties 3”) that secure 88 mortgage loans (the “Preliminary Mortgage Loans 3”) as of the respective payment date in May 2016 (the “Cut-Off Date”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 3 on Preliminary Property Data File 3 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 5.

For each of the six (6) Preliminary Mortgage Loans 3 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 3 which both:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 3,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 3 on Preliminary Property Data File 3 equal to the number computed in b. above from the population of Preliminary Properties 3 which both:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 3.

The application of the sample selection methodology described above resulted in the selection of thirty-two (32) Preliminary Properties 3 (the “Added Sample Properties 2,” together with the Sample Properties 1 and Added Sample Properties 1, the “Sample Properties”). The Added Sample Properties 2 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 2 from Preliminary Property Data File 3, or the basis for the selection of the six (6) Preliminary Mortgage Loans 3 on the Property Sampling Schedule from which the Added Sample Properties 2 were randomly selected (as described above). We performed no procedures relating to the eighty-two (82) Preliminary Mortgage Loans 3 that were not included on the Property Sampling Schedule.

Attachment A Page 5 of 14

6.	For each Added Sample Property 2, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 3, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

For the purpose of the procedures described in this Item 6., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Added Sample Properties 2” and “Preliminary Property Data File 3,” respectively.

7.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “151106 Data Tape (Projected Values) v241 - SENT TO EY.XLSX” (the “Final Property Data File,” which together with the Preliminary Property Data Files comprise the Property Data Files) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans and Mortgaged Properties as of the Cut-Off Date.

We compared the information that identified each Sample Property (the “Property ID”), as shown on the applicable Preliminary Property Data File, to the corresponding Property ID on the Final Property Data File and noted that:

a.	962 Mortgaged Properties included on Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	Eleven (11) Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are identified on Exhibit 1 to Attachment A.

8.	For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Final Property Data File, to the corresponding information that we identified in performing the procedures described in Items 2., 4. and 6. above, as applicable. All such compared information was in agreement.

For the purpose of the procedures described in this Item 8., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties” and “Final Property Data File,” respectively.

Attachment A Page 6 of 14

9.	For each Mortgaged Property, we compared the “closest MSA” information (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the corresponding metropolitan statistical area information on the MSA Support File. All such compared information was in agreement.

10.	We obtained from Colony, on behalf of the Issuer, an electronic data file (the “Preliminary Mortgage Loan Data File”) and a corresponding record layout and decode table that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics shown on Exhibit 6 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on copies of the Mortgage Loan Source Documents indicated on Exhibit 6 to Attachment A, subject to the qualifications, assumptions, methodologies and exceptions stated in the notes to Exhibit 6 to Attachment A and the next paragraph of this Item 10.

The Mortgage Loan Source Document(s) that Colony, on behalf of the Issuer, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 6 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 6 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A.

11.	As instructed by Colony, on behalf of the Issuer, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in Item 10. above and provided a list of such differences to Colony. The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

12.	Subsequent to the performance of the procedures described in Items 10. and 11. above, we received from Colony, on behalf of the Issuer, an electronic data file (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-Off Date.

Attachment A Page 7 of 14

12. (continued)

Using information on the:

i.	Final Mortgage Loan Data File and
ii.	Updated Mortgage Loan Data File,

we compared each Compared Mortgage Loan Characteristic shown on Exhibit 6 to Attachment A, all as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File. All such compared information was in agreement.

13.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	First Payment Date, as shown on the Final Mortgage Loan Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Mortgage Loan Source Document,

of each Mortgage Loan (except for each Mortgage Loan with an “Amortization Type” of “Amortizing Balloon” on the Final Mortgage Loan Data File (the “Amortizing Mortgage Loans”) and the Interest Only Mortgage Loans (as defined in Note 7 of Exhibit 6 to Attachment A), which are described in the two succeeding paragraphs of this Item 14.), we recalculated the “IO Term (months)” of each Mortgage Loan (except for the Amortizing Mortgage Loans and Interest Only Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Amortizing Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “IO Term (months)” characteristic.

For each Interest Only Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the “Original Term to Maturity (months)” value on the Final Mortgage Loan Data File for the “IO Term (months)” characteristic.

Attachment A Page 8 of 14

15.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (as adjusted in the succeeding paragraph of this Item 15., as applicable) and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Gorelick Mortgage Loan (as defined in Note 7 of Exhibit 6 to Attachment A) and the Interest Only Mortgage Loans, which are described in the final two paragraphs of this Item 15.), all as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for the Residential Rental Mortgage Loan (as defined in Note 8 of Exhibit 6 to Attachment A), Gorelick Mortgage Loan and Interest Only Mortgage Loans), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to multiply the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by a fraction equal to 365/360.

For the purpose of the “Original Amortization Term (months)” recalculation for the Gorelick Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Initial Funded Amount ($) and
b.	Interest Rate

of the Gorelick Mortgage Loan, both as shown on the Final Mortgage Loan Data File, and an amortizing monthly debt service amount of $143,107.04 (the “Gorelick Amortizing Monthly Debt Service”), as shown in the loan agreement Mortgage Loan Source Document.

We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

16.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 14

17.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Gorelick Mortgage Loan, which is described in the succeeding paragraph of this Item 17.), all as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut-Off Date (the “Cut-Off Date Principal Balance”) and as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the Gorelick Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date and
g.	Interest Rate

of the Gorelick Mortgage Loan, all as shown on the Final Mortgage Loan Data File, and either (i) the “Monthly Debt Service ($)” of the Gorelick Mortgage Loan, as shown on the Final Mortgage Loan Data File, or (ii) the Gorelick Amortizing Monthly Debt Service, which is described in Item 15. above, as applicable, we recalculated the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of the Gorelick Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Gorelick Mortgage Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Attachment A Page 10 of 14

18.	Using the “Cut-Off Date Principal Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

19.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months)

of each Mortgage Loan (except for the Interest Only Mortgage Loans, which are described in the succeeding paragraph of this Item 20.), all as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

21.	Using the:
a.	IO Term (months) and
b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

22.	Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Mortgage Loan Data File. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 11 of 14

23.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate

of each Mortgage Loan, all as shown on the Final Mortgage Loan Data File, we recalculated the “Administration Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

24.	Using the:
a.	Interest Rate and
b.	Administration Fee Rate

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

25.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Memorandum,

we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cutoff NOI Debt Yield,
iv.	Mortgage Loan Cutoff NCF Debt Yield,
v.	Origination Date LTV Ratio,
vi.	Cut-Off Date LTV Ratio and
vii.	Maturity Date LTV Ratio

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Colony, on behalf of the Issuer, to round the “Mortgage Loan UW NOI DSCR” and “Mortgage Loan UW NCF DSCR” to two decimal places and the “Mortgage Loan Cutoff NOI Debt Yield,” “Mortgage Loan Cutoff NCF Debt Yield,” “Origination Date LTV Ratio,” “Cut-Off Date LTV Ratio” and “Maturity Date LTV Ratio” to the nearest 1/10th of one percent.

Attachment A Page 12 of 14

26.	Using:
a.	Information on the Final Mortgage Loan Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies provided by Colony, on behalf of the Issuer, for the Huber Heights Mortgage Loan (as defined in Note 6 of Exhibit 6 to Attachment A), which are described in the succeeding paragraph of this Item 26., we recalculated the:

i.	NOI DSCR as of 12/31,
ii.	NCF DSCR as of 12/31 and
iii.	NCF Debt Yield as of 12/31

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Colony, on behalf of the Issuer, to round the “NOI DSCR as of 12/31” and “NCF DSCR as of 12/31” to two decimal places and the “NCF Debt Yield as of 12/31” to the nearest 1/10th of one percent.

For the Huber Heights Mortgage Loan, Colony, on behalf of the Issuer, indicated that a mortgaged property which partially secured this Mortgage Loan was released prior to the Cut-Off Date. For the Huber Heights Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use a monthly debt service of “$89,560.19,” which Colony, on behalf of the Issuer, indicated represents the debt service of the Huber Heights Mortgage Loan prior to the property release, for the purpose of recalculating the “NOI DSCR as of 12/31” and “NCF DSCR as of 12/31” characteristics and to use a mortgage loan initial funded amount of “$20,000,000.00,” which, Colony, on behalf of the Issuer, indicated represents the initial funded amount prior to the property release, for the purpose of recalculating the “NCF Debt Yield as of 12/31” characteristic.

27.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 13 of 14

28.	Using the “Guarantor” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (the “Related Guarantor Loans”). We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and, except for the Mortgage Loans described in the succeeding two paragraphs of this Item 28., found such information to be in agreement.

For the Mortgage Loans identified on the Final Mortgage Loan Data File as:

a.	“[Redacted] [18207]” (the “[Redacted] [18207] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File and
b.	“[Redacted] [18208]” (the “[Redacted] [18208] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File,

Colony, on behalf of the Issuer, indicated that these Mortgage Loans are Related Guarantor Loans, and instructed us to use “Group 6” for the “Related Guarantor Loans” characteristic on the Final Mortgage Loan Data File. We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

For the Mortgage Loans identified on the Final Mortgage Loan Data File as:

a.	“[Redacted] [18008]” (the “[Redacted] [18008] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File,
b.	“[Redacted] [18009]” (the “[Redacted] [18009] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File and
c.	“[Redacted] [18010]” (the “[Redacted] [18010] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File,

Colony, on behalf of the Issuer, indicated that these Mortgage Loans are Related Guarantor Loans, and instructed us to use “Group 7” for the “Related Guarantor Loans” characteristic on the Final Mortgage Loan Data File. We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

29.	For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information on the loan agreement or loan modification agreement Mortgage Loan Source Documents for the related Mortgage Loan. All such compared information was in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Attachment A Page 14 of 14

30.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount” of each Mortgaged Property, as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 30. We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to allocate the “Cut-Off Date Principal Balance” and the “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Closing Date Allocated Loan Amount” for each Mortgaged Property, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties
1	18101	18101-1	X				109	17615	17615-15	X
2	18101	18101-2	X				110	17615	17615-16	X
3	18101	18101-10	X				111	17615	17615-17	X
4	18101	18101-11	X				112	17615	17615-18	X
5	18101	18101-12	X				113	17615	17615-19	X
6	18101	18101-13	X				114	18020	18020-1	X
7	18101	18101-14	X				115	18020	18020-2	X
8	18101	18101-15	X				116	18020	18020-3	X
9	18101	18101-16	X				117	18020	18020-10	X
10	18101	18101-17	X				118	18020	18020-11	X
11	18101	18101-18	X				119	17873	17873-1	X
12	18101	18101-19	X				120	17873	17873-10	X
13	18101	18101-20	X				121	17873	17873-11	X
14	17270	17270-1	X				122	17873	17873-12	X
15	17270	17270-10	X				123	17873	17873-13	X
16	17270	17270-11	X				124	17904	17904-1	X
17	17270	17270-12	X				125	17904	17904-10	X
18	17610	17610-1	X				126	17904	17904-11	X
19	17610	17610-2	X				127	17904	17904-12	X
20	17610	17610-3	X				128	17904	17904-13	X
21	17610	17610-4	X				129	17904	17904-14	X
22	17610	17610-10	X				130	17904	17904-15	X
23	17610	17610-11	X				131	17904	17904-16	X
24	17487	17487-1	X				132	17904	17904-17	X
25	17487	17487-2	X				133	17616	17616-1	X
26	17487	17487-3	X				134	17616	17616-2	X
27	17944	17944-1	X				135	17616	17616-10	X
28	17944	17944-2	X				136	17616	17616-11	X
29	17272	17272-1	X				137	17616	17616-12	X
30	17272	17272-2	X				138	17616	17616-13	X
31	17272	17272-3	X				139	17616	17616-14	X
32	17272	17272-4	X				140	17616	17616-15	X
33	17272	17272-10	X				141	17616	17616-16	X
34	17469	17469-1	X				142	17616	17616-17	X
35	17469	17469-2	X				143	17616	17616-18	X
36	17469	17469-3	X				144	17616	17616-19	X
37	17469	17469-4	X				145	17616	17616-20	X
38	17469	17469-5	X				146	17617	17617-1	X
39	18096	18096-1	X				147	17617	17617-2	X
40	18096	18096-2	X				148	17617	17617-3	X
41	18096	18096-3	X				149	17877	17877-1	X
42	18023	18023-1	X				150	17877	17877-2	X
43	18023	18023-2	X				151	17877	17877-10	X
44	18023	18023-10	X				152	17877	17877-11	X
45	17657	17657-1	X				153	17877	17877-12	X
46	17657	17657-2	X				154	17877	17877-13	X
47	17594	17594-1	X				155	17877	17877-14	X
48	17594	17594-10	X				156	17877	17877-15	X
49	17594	17594-11	X				157	17877	17877-16	X
50	18206	18206-1	X				158	17877	17877-17	X
51	18206	18206-2	X				159	17877	17877-18	X
52	18206	18206-3	X				160	17877	17877-19	X
53	17658	17658-1	X				161	17877	17877-20	X
54	17658	17658-2	X				162	17877	17877-21	X
55	17658	17658-3	X				163	17877	17877-22	X
56	17658	17658-10	X				164	18160	18160-1	X
57	16604	16604-1	X			X	165	18160	18160-2	X
58	16604	16604-10	X			X	166	18160	18160-3	X
59	16604	16604-11	X			X	167	18160	18160-4	X
60	17816	17816-1	X				168	18160	18160-5	X
61	17816	17816-10	X				169	18098	18098-1	X
62	17816	17816-11	X				170	18098	18098-2	X
63	17816	17816-12	X				171	18098	18098-3	X
64	17903	17903-1	X				172	18098	18098-4	X
65	17903	17903-10	X				173	18098	18098-5	X
66	17903	17903-11	X				174	18098	18098-6	X
67	17903	17903-12	X				175	18098	18098-7	X
68	17903	17903-13	X				176	18098	18098-10	X
69	17903	17903-14	X				177	18098	18098-11	X
70	17902	17902-1	X				178	18098	18098-12	X
71	17902	17902-2	X				179	18007	18007-1	X
72	17659	17659-1	X				180	18007	18007-2	X
73	17659	17659-2	X				181	18007	18007-10	X
74	17659	17659-10	X				182	18007	18007-11	X
75	17614	17614-1	X				183	18007	18007-12	X
76	17614	17614-2	X				184	18007	18007-13	X
77	17614	17614-3	X				185	18007	18007-14	X
78	17489	17489-1	X				186	18007	18007-15	X
79	17489	17489-2	X				187	18007	18007-16	X
80	17489	17489-3	X				188	18007	18007-17	X
81	17489	17489-4	X				189	18007	18007-18	X
82	17489	17489-5	X				190	18007	18007-19	X
83	17661	17661-1	X				191	18007	18007-20	X
84	17661	17661-10	X				192	18007	18007-21	X
85	17661	17661-11	X				193	18007	18007-22	X
86	17661	17661-12	X				194	18208	18208-1	X
87	17661	17661-13	X				195	18208	18208-2	X
88	17661	17661-14	X				196	18208	18208-3	X
89	17661	17661-15	X				197	18208	18208-4	X
90	17486	17486-1	X				198	18208	18208-5	X
91	17486	17486-2	X				199	17276	17276-1	X
92	17486	17486-3	X				200	17276	17276-2	X
93	17732	17732-1	X				201	17276	17276-3	X
94	17732	17732-2	X				202	17277	17277-1	X
95	17732	17732-3	X				203	17277	17277-2	X
96	17732	17732-4	X				204	18008	18008-1	X
97	17732	17732-5	X				205	18008	18008-2	X
98	17732	17732-6	X				206	18009	18009-1	X
99	17732	17732-7	X				207	18009	18009-2	X
100	17732	17732-8	X				208	18009	18009-3	X
101	17732	17732-9	X				209	18010	18010-1	X
102	17732	17732-10	X				210	18056	18056-1	X
103	17615	17615-1	X				211	18056	18056-10	X
104	17615	17615-10	X				212	18056	18056-11	X
105	17615	17615-11	X				213	18056	18056-12	X
106	17615	17615-12	X				214	18056	18056-13	X
107	17615	17615-13	X				215	18056	18056-14	X
108	17615	17615-14	X				216	18056	18056-15	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties
217	18021	18021-1	X				321	17194	17194-15	X
218	18021	18021-10	X				322	17194	17194-16	X
219	18021	18021-11	X				323	17194	17194-17	X
220	18021	18021-12	X				324	17194	17194-18	X
221	18021	18021-13	X				325	17194	17194-19	X
222	18021	18021-14	X				326	17194	17194-20	X
223	18207	18207-1	X				327	17194	17194-21	X
224	18207	18207-2	X				328	17194	17194-22	X
225	18207	18207-3	X				329	17194	17194-23	X
226	18207	18207-4	X				330	17193	17193-1	X
227	18207	18207-5	X				331	17193	17193-2	X
228	18207	18207-10	X				332	17193	17193-10	X
229	18207	18207-11	X				333	17193	17193-11	X
230	18097	18097-1	X				334	17193	17193-12	X
231	18097	18097-10	X				335	17193	17193-13	X
232	18097	18097-11	X				336	17193	17193-14	X
233	18097	18097-12	X				337	17193	17193-15	X
234	18097	18097-13	X				338	17193	17193-16	X
235	18097	18097-14	X				339	17193	17193-17	X
236	18097	18097-15	X				340	17193	17193-18	X
237	18097	18097-16	X				341	17193	17193-19	X
238	18097	18097-17	X				342	17193	17193-20	X
239	18097	18097-18	X				343	17195	17195-1	X
240	18063	18063-1	X				344	17195	17195-2	X
241	18063	18063-2	X				345	17195	17195-10	X
242	18063	18063-3	X				346	17195	17195-11	X
243	17954	17954-1	X				347	17195	17195-12	X
244	17954	17954-2	X				348	17195	17195-13	X
245	17954	17954-10	X				349	17195	17195-14	X
246	17954	17954-11	X				350	17195	17195-15	X
247	17954	17954-12	X				351	17195	17195-16	X
248	17954	17954-13	X				352	17195	17195-17	X
249	17954	17954-14	X				353	17195	17195-18	X
250	17954	17954-15	X				354	17195	17195-19	X
251	17954	17954-16	X				355	17195	17195-20	X
252	17954	17954-17	X				356	17195	17195-21	X
253	17954	17954-18	X				357	17191	17191-1	X
254	17954	17954-19	X				358	17191	17191-2	X
255	17954	17954-20	X				359	17191	17191-10	X
256	17954	17954-21	X				360	17191	17191-11	X
257	17954	17954-22	X				361	17191	17191-12	X
258	17954	17954-23	X				362	17191	17191-13	X
259	17953	17953-1	X				363	17191	17191-14	X
260	17953	17953-2	X				364	17191	17191-15	X
261	17953	17953-10	X				365	17191	17191-16	X
262	17953	17953-11	X				366	17191	17191-17	X
263	17953	17953-12	X				367	17191	17191-18	X
264	17953	17953-13	X				368	17191	17191-19	X
265	17953	17953-14	X				369	17191	17191-20	X
266	17953	17953-15	X				370	17191	17191-21	X
267	17953	17953-16	X				371	17191	17191-22	X
268	17953	17953-17	X				372	17191	17191-100	X
269	17953	17953-18	X				373	17191	17191-101	X
270	17953	17953-19	X				374	17191	17191-102	X
271	17953	17953-20	X				375	17191	17191-103	X
272	17953	17953-21	X				376	17191	17191-104	X
273	18230	18230-1	X				377	17191	17191-105	X
274	18230	18230-10	X				378	17191	17191-106	X
275	18230	18230-11	X				379	17191	17191-107	X
276	18230	18230-12	X				380	17191	17191-108	X
277	18230	18230-13	X				381	17191	17191-109	X
278	18230	18230-100	X				382	17191	17191-110	X
279	18230	18230-101	X				383	17191	17191-111	X
280	18230	18230-102	X				384	17191	17191-112	X
281	18230	18230-103	X				385	17191	17191-113	X
282	18230	18230-104	X				386	17191	17191-114	X
283	18230	18230-105	X				387	18015	18015-1	X
284	18230	18230-106	X				388	18015	18015-2	X
285	18230	18230-107	X				389	18015	18015-3	X
286	18230	18230-108	X				390	18015	18015-10	X
287	18230	18230-109	X				391	18015	18015-11	X
288	18230	18230-110	X				392	18015	18015-12	X
289	18230	18230-111	X				393	18015	18015-13	X
290	18230	18230-112	X				394	18015	18015-14	X
291	18230	18230-113	X				395	18015	18015-15	X
292	18230	18230-114	X				396	18015	18015-16	X
293	18230	18230-115	X				397	18015	18015-17	X
294	18230	18230-116	X				398	18015	18015-18	X
295	18230	18230-117	X				399	18015	18015-19	X
296	18230	18230-118	X				400	18015	18015-20	X
297	18230	18230-119	X				401	18015	18015-21	X
298	18230	18230-120	X				402	18015	18015-22	X
299	18230	18230-121	X				403	18015	18015-23	X
300	18230	18230-122	X				404	18015	18015-24	X
301	18230	18230-123	X				405	18015	18015-25	X
302	18230	18230-124	X				406	18015	18015-26	X
303	18230	18230-125	X				407	18015	18015-27	X
304	18230	18230-126	X				408	18015	18015-28	X
305	18230	18230-127	X				409	18015	18015-29	X
306	18230	18230-128	X				410	18015	18015-30	X
307	18230	18230-129	X				411	18015	18015-31	X
308	17955	17955-1	X				412	17278	17278-1	X
309	17955	17955-10	X				413	17278	17278-2	X
310	17955	17955-11	X				414	18166	18166-1	X
311	17955	17955-12	X				415	18166	18166-2	X
312	17274	17274-1	X				416	18166	18166-3	X
313	17274	17274-2	X				417	18166	18166-10	X
314	17194	17194-1	X				418	18348	18348-1	X			X
315	17194	17194-2	X				419	18348	18348-2	X			X
316	17194	17194-10	X				420	18348	18348-3	X			X
317	17194	17194-11	X				421	15768	15768-1	X
318	17194	17194-12	X				422	15768	15768-10	X
319	17194	17194-13	X				423	15768	15768-11	X
320	17194	17194-14	X				424	15768	15768-12	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties
425	15768	15768-13	X				529	14505	14505-156	X
426	15768	15768-100	X				530	14505	14505-157	X
427	15768	15768-101	X				531	14505	14505-158	X
428	15768	15768-102	X				532	14505	14505-159	X
429	15768	15768-103	X				533	14505	14505-160	X
430	15768	15768-104	X				534	14505	14505-161	X
431	15768	15768-105	X				535	14505	14505-162	X
432	15768	15768-106	X				536	14505	14505-163	X
433	15768	15768-107	X				537	14505	14505-164	X
434	15768	15768-108	X				538	14505	14505-165	X
435	15768	15768-109	X				539	14505	14505-166	X
436	15768	15768-110	X				540	14505	14505-167	X
437	15768	15768-111	X				541	14505	14505-168	X
438	15768	15768-112	X				542	14505	14505-169	X
439	15768	15768-113	X				543	14505	14505-170	X
440	15768	15768-114	X				544	14505	14505-171	X
441	15768	15768-115	X				545	14505	14505-172	X
442	15768	15768-116	X				546	14505	14505-173	X
443	15768	15768-117	X				547	14505	14505-174	X
444	15768	15768-118	X				548	14505	14505-175	X
445	15768	15768-119	X				549	14505	14505-176	X
446	15768	15768-120	X				550	14505	14505-177	X
447	15768	15768-121	X				551	14505	14505-178	X
448	15768	15768-122	X				552	14505	14505-179	X
449	15768	15768-123	X				553	14505	14505-180	X
450	15768	15768-124	X				554	14505	14505-181	X
451	15768	15768-125	X				555	14505	14505-182	X
452	15768	15768-126	X				556	14505	14505-183	X
453	15768	15768-127	X				557	14505	14505-184	X
454	15768	15768-128	X				558	14505	14505-185	X
455	15768	15768-129	X				559	14505	14505-186	X
456	15768	15768-130	X				560	14505	14505-187	X
457	15768	15768-131	X				561	14505	14505-188	X
458	15768	15768-132	X				562	14505	14505-189	X
459	15768	15768-133	X				563	14505	14505-190	X
460	14505	14505-1	X				564	14505	14505-191	X
461	14505	14505-2	X				565	14505	14505-192	X
462	14505	14505-10	X				566	14505	14505-193	X
463	14505	14505-11	X				567	14505	14505-194	X
464	14505	14505-12	X				568	14505	14505-195	X
465	14505	14505-13	X				569	14505	14505-196	X
466	14505	14505-14	X				570	14505	14505-197	X
467	14505	14505-15	X				571	14505	14505-198	X
468	14505	14505-16	X				572	14505	14505-199	X
469	14505	14505-17	X				573	14505	14505-200	X
470	14505	14505-18	X				574	14505	14505-201	X
471	14505	14505-19	X				575	14505	14505-202	X
472	14505	14505-20	X				576	14505	14505-203	X
473	14505	14505-100	X				577	14505	14505-204	X
474	14505	14505-101	X				578	14505	14505-205	X
475	14505	14505-102	X				579	14505	14505-206	X
476	14505	14505-103	X				580	14505	14505-207	X
477	14505	14505-104	X				581	14505	14505-208	X
478	14505	14505-105	X				582	17612	17612-1	X
479	14505	14505-106	X				583	17612	17612-10	X
480	14505	14505-107	X				584	17612	17612-11	X
481	14505	14505-108	X				585	17612	17612-12	X
482	14505	14505-109	X				586	17612	17612-13	X
483	14505	14505-110	X				587	17612	17612-14	X
484	14505	14505-111	X				588	16612	16612-8		X
485	14505	14505-112	X				589	16612	16612-9		X
486	14505	14505-113	X				590	16612	16612-10		X
487	14505	14505-114	X				591	16612	16612-11		X
488	14505	14505-115	X				592	16612	16612-14		X
489	14505	14505-116	X				593	16612	16612-18		X
490	14505	14505-117	X				594	16612	16612-20		X
491	14505	14505-118	X				595	16612	16612-23		X
492	14505	14505-119	X				596	16612	16612-25		X
493	14505	14505-120	X				597	16612	16612-32		X
494	14505	14505-121	X				598	16612	16612-34		X
495	14505	14505-122	X				599	16612	16612-36		X
496	14505	14505-123	X				600	16612	16612-38		X
497	14505	14505-124	X				601	16612	16612-42		X
498	14505	14505-125	X				602	16612	16612-45		X
499	14505	14505-126	X				603	16612	16612-48		X
500	14505	14505-127	X				604	16612	16612-51		X
501	14505	14505-128	X				605	16612	16612-55		X
502	14505	14505-129	X				606	16612	16612-60		X
503	14505	14505-130	X				607	16612	16612-62		X
504	14505	14505-131	X				608	16612	16612-68		X
505	14505	14505-132	X				609	16612	16612-73		X
506	14505	14505-133	X				610	16612	16612-78		X
507	14505	14505-134	X				611	16612	16612-79		X
508	14505	14505-135	X				612	16612	16612-80		X
509	14505	14505-136	X				613	16612	16612-84		X
510	14505	14505-137	X				614	16612	16612-85		X
511	14505	14505-138	X				615	16612	16612-92		X
512	14505	14505-139	X				616	16612	16612-101		X
513	14505	14505-140	X				617	16612	16612-107		X
514	14505	14505-141	X				618	16612	16612-112		X
515	14505	14505-142	X				619	16612	16612-124		X
516	14505	14505-143	X				620	16612	16612-126		X
517	14505	14505-144	X				621	16612	16612-134		X
518	14505	14505-145	X				622	16612	16612-135		X
519	14505	14505-146	X				623	16612	16612-136		X
520	14505	14505-147	X				624	16612	16612-137		X
521	14505	14505-148	X				625	16612	16612-143		X
522	14505	14505-149	X				626	16612	16612-147		X
523	14505	14505-150	X				627	16612	16612-149		X
524	14505	14505-151	X				628	16612	16612-154		X
525	14505	14505-152	X				629	16612	16612-156		X
526	14505	14505-153	X				630	16612	16612-157		X
527	14505	14505-154	X				631	16612	16612-158		X
528	14505	14505-155	X				632	16612	16612-169		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties
633	16612	16612-171		X			737	90003	90003-286		X
634	16612	16612-172		X			738	90003	90003-296		X
635	16612	16612-175		X			739	90003	90003-298		X
636	18014	18014-5		X			740	90003	90003-301		X
637	18014	18014-6		X			741	90003	90003-305		X
638	18014	18014-10		X			742	90003	90003-307		X
639	18014	18014-12		X			743	90003	90003-320		X
640	18014	18014-19		X			744	90003	90003-326		X
641	18014	18014-23		X			745	90003	90003-327		X
642	18014	18014-26		X			746	90003	90003-329		X
643	18014	18014-30		X			747	90003	90003-336		X
644	18014	18014-32		X			748	90003	90003-337		X
645	18014	18014-34		X			749	90003	90003-338		X
646	18014	18014-37		X			750	90001	90001-3		X
647	18014	18014-38		X			751	90001	90001-4		X
648	18014	18014-44		X			752	90001	90001-13		X
649	18014	18014-47		X			753	90001	90001-14		X
650	18014	18014-49		X			754	90001	90001-15		X
651	18014	18014-57		X			755	90001	90001-18		X
652	18014	18014-58		X			756	90001	90001-21		X
653	18014	18014-60		X			757	90001	90001-24		X
654	18014	18014-67		X			758	90001	90001-25		X
655	18014	18014-70		X			759	90001	90001-28		X
656	18014	18014-73		X			760	90001	90001-29		X
657	18014	18014-83		X			761	90001	90001-30		X
658	18014	18014-90		X			762	90001	90001-31		X
659	18014	18014-91		X			763	90001	90001-35		X
660	18014	18014-93		X			764	90001	90001-38		X
661	18014	18014-99		X			765	90001	90001-41		X
662	18014	18014-105		X			766	90001	90001-42		X
663	18014	18014-106		X			767	90001	90001-43		X
664	18014	18014-108		X			768	90001	90001-50		X
665	90003	90003-8		X			769	90001	90001-53		X
666	90003	90003-14		X			770	90001	90001-55		X
667	90003	90003-17		X			771	90001	90001-63		X
668	90003	90003-25		X			772	90001	90001-65		X
669	90003	90003-26		X			773	90001	90001-67		X
670	90003	90003-27		X			774	90001	90001-68		X
671	90003	90003-30		X			775	90001	90001-71		X
672	90003	90003-32		X			776	90001	90001-74		X
673	90003	90003-33		X			777	90001	90001-76		X
674	90003	90003-37		X			778	90001	90001-82		X
675	90003	90003-42		X			779	90001	90001-83		X
676	90003	90003-44		X			780	90001	90001-88		X
677	90003	90003-46		X			781	90001	90001-96		X
678	90003	90003-48		X			782	90001	90001-97		X
679	90003	90003-54		X			783	90001	90001-99		X
680	90003	90003-58		X			784	90001	90001-102		X
681	90003	90003-79		X			785	90001	90001-111		X
682	90003	90003-80		X			786	90001	90001-113		X
683	90003	90003-81		X			787	90001	90001-116		X
684	90003	90003-83		X			788	90001	90001-119		X
685	90003	90003-86		X			789	90001	90001-132		X
686	90003	90003-89		X			790	90001	90001-134		X
687	90003	90003-102		X			791	90001	90001-138		X
688	90003	90003-104		X			792	90001	90001-145		X
689	90003	90003-105		X			793	90001	90001-150		X
690	90003	90003-107		X			794	90001	90001-151		X
691	90003	90003-109		X			795	90001	90001-156		X
692	90003	90003-110		X			796	90001	90001-164		X
693	90003	90003-112		X			797	90001	90001-166		X
694	90003	90003-117		X			798	90001	90001-174		X
695	90003	90003-119		X			799	90001	90001-177		X
696	90003	90003-120		X			800	90001	90001-179		X
697	90003	90003-123		X			801	90001	90001-194		X
698	90003	90003-127		X			802	90001	90001-199		X
699	90003	90003-131		X			803	90001	90001-200		X
700	90003	90003-132		X			804	90001	90001-205		X
701	90003	90003-136		X			805	90001	90001-208		X
702	90003	90003-141		X			806	90001	90001-212		X
703	90003	90003-158		X			807	90001	90001-213		X
704	90003	90003-160		X			808	90001	90001-214		X
705	90003	90003-168		X			809	90001	90001-221		X
706	90003	90003-170		X			810	90001	90001-222		X
707	90003	90003-171		X			811	90001	90001-226		X
708	90003	90003-172		X			812	90001	90001-238		X
709	90003	90003-176		X			813	90001	90001-239		X
710	90003	90003-178		X			814	90001	90001-240		X
711	90003	90003-187		X			815	90001	90001-255		X
712	90003	90003-191		X			816	90001	90001-264		X
713	90003	90003-192		X			817	90001	90001-268		X
714	90003	90003-194		X			818	90001	90001-269		X
715	90003	90003-207		X			819	18267	18267-1		X
716	90003	90003-208		X			820	18267	18267-2		X
717	90003	90003-210		X			821	18267	18267-4		X
718	90003	90003-213		X			822	18267	18267-5		X
719	90003	90003-214		X			823	18267	18267-6		X
720	90003	90003-215		X			824	18267	18267-7		X
721	90003	90003-218		X			825	18267	18267-8		X
722	90003	90003-228		X			826	18267	18267-9		X
723	90003	90003-231		X			827	18267	18267-13		X
724	90003	90003-232		X			828	18205	18205-1		X
725	90003	90003-233		X			829	18205	18205-2		X
726	90003	90003-242		X			830	18205	18205-4		X
727	90003	90003-243		X			831	18205	18205-14		X
728	90003	90003-245		X			832	18205	18205-16		X
729	90003	90003-250		X			833	18205	18205-21		X
730	90003	90003-258		X			834	18205	18205-24		X
731	90003	90003-263		X			835	18205	18205-29		X
732	90003	90003-272		X			836	18205	18205-31		X
733	90003	90003-276		X			837	18205	18205-34		X
734	90003	90003-279		X			838	18205	18205-35		X
735	90003	90003-281		X			839	18205	18205-36		X
736	90003	90003-285		X			840	18205	18205-39		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Removed Sample Properties
841	18205	18205-44		X			908	13989	13989-3		X		X
842	18205	18205-45		X			909	13989	13989-5		X		X
843	18268	18268-1		X			910	13989	13989-10		X		X
844	18268	18268-2		X			911	13989	13989-12		X		X
845	18268	18268-3		X			912	18500	18500-1		X
846	18268	18268-4		X			913	18500	18500-2		X
847	18268	18268-5		X			914	18500	18500-5		X
848	18268	18268-6		X			915	18500	18500-6		X
849	18268	18268-7		X			916	18273	18273-1		X
850	18268	18268-8		X			917	18273	18273-6		X
851	18268	18268-9		X			918	18273	18273-8		X
852	18376	18376-1		X			919	18273	18273-13		X
853	18376	18376-3		X			920	18273	18273-15		X
854	18270	18270-3		X			921	18273	18273-20		X
855	18270	18270-6		X			922	18273	18273-25		X
856	18378	18378-3		X			923	18502	18502-3		X
857	18378	18378-8		X			924	18502	18502-11		X
858	18378	18378-10		X			925	18502	18502-12		X
859	18378	18378-11		X			926	18502	18502-13		X
860	18378	18378-12		X			927	18502	18502-17		X
861	18378	18378-13		X			928	18502	18502-23		X
862	18378	18378-16		X			929	18502	18502-26		X
863	18378	18378-31		X			930	18501	18501-3		X
864	18378	18378-34		X			931	18501	18501-4		X
865	18271	18271-3		X			932	18501	18501-9		X
866	18271	18271-4		X			933	18391	18391-5		X
867	18271	18271-5		X			934	18391	18391-6		X
868	18271	18271-6		X			935	18391	18391-9		X
869	18271	18271-7		X			936	18391	18391-10		X
870	18377	18377-1		X			937	18391	18391-18		X
871	18377	18377-3		X			938	18391	18391-22		X
872	18346	18346-2		X			939	18391	18391-24		X
873	18346	18346-3		X			940	18391	18391-27		X
874	18346	18346-5		X			941	18391	18391-30		X
875	18346	18346-7		X			942	18574	18574-1			X
876	18346	18346-10		X			943	18574	18574-4			X
877	18346	18346-12		X			944	18574	18574-5			X
878	18346	18346-13		X			945	18574	18574-6			X
879	18346	18346-17		X			946	18574	18574-7			X
880	18346	18346-20		X			947	18399	18399-4			X
881	18346	18346-28		X			948	18399	18399-5			X
882	18346	18346-37		X			949	18583	18583-4			X
883	18266	18266-1		X			950	18583	18583-6			X
884	18266	18266-3		X			951	18584	18584-3			X
885	18266	18266-4		X			952	18584	18584-16			X
886	18266	18266-7		X			953	18584	18584-18			X
887	18266	18266-8		X			954	18584	18584-19			X
888	18437	18437-1		X			955	18584	18584-20			X
889	18437	18437-5		X			956	18549	18549-2			X
890	18437	18437-7		X			957	18549	18549-3			X
891	18437	18437-10		X			958	18549	18549-5			X
892	18437	18437-16		X			959	18549	18549-6			X
893	18437	18437-21		X			960	18549	18549-12			X
894	18437	18437-25		X			961	18549	18549-16			X
895	18437	18437-28		X			962	18549	18549-20			X
896	18437	18437-31		X			963	18549	18549-24			X
897	13350	13350-1		X			964	18549	18549-25			X
898	13350	13350-2		X			965	18549	18549-40			X
899	13350	13350-3		X			966	18549	18549-43			X
900	13350	13350-4		X			967	18549	18549-44			X
901	13350	13350-5		X			968	18549	18549-46			X
902	13350	13350-6		X			969	18549	18549-54			X
903	13350	13350-7		X			970	18272	18272-5			X
904	13350	13350-8		X			971	18272	18272-6			X
905	13350	13350-9		X			972	18272	18272-7			X
906	13350	13350-10		X			973	18272	18272-13			X
907	13989	13989-2		X		X

Exhibit 2 to Attachment A Page 1 of 3

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 1	18101
17270
17610
17487
17944
17272
17469
18096
18023
17657
17594
18206
17658
16604
17816
17903
17902
17659
17614
17489
17661
17486
17732
17615
18020
17873
17904
17616
17617
17877
18160
18098
18007
18208
17276
17277
18008

Exhibit 2 to Attachment A Page 2 of 3

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 1	18009
(continued)	18010
18056
18021
18207
18097
18063
17954
17953
18230
17955
17274
17194
17193
17195
17191
18015
17278
18166
18348
15768
14505
17612

Preliminary Mortgage Loans 2	16612
18014
90003
90001
18267
18205
18268
18376
18270
18378
18271
18377
18346
18266
18437

Exhibit 2 to Attachment A Page 3 of 3

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 2	13350
(continued)	13989
18500
18273
18502
18501
18391

Preliminary Mortgage Loans 3	18574
18399
18583
18584
18549
18272

Exhibit 3 to Attachment A Page 1 of 3

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Documents	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	Appraisal or BPO	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2.

Notes:

1.	For each Sample Property for which Colony, on behalf of the Issuer, provided more than one Appraisal and/or BPO Property Source Document, Colony, on behalf of the Issuer, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.	With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics. For these Sample Properties, Colony, on behalf of the Issuer, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.	For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, Colony, on behalf of the Issuer, instructed us to ignore differences that are due to abbreviation or punctuation.

Exhibit 3 to Attachment A Page 2 of 3

Notes: (continued)

4.	Colony, on behalf of the Issuer, indicated that the four possible values for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic are “Interior BPO,” “Exterior BPO,” “Appraisal” or “Appraisal Enhanced BPO.” For the purpose of comparing the “Cut-Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Interior BPO,” “Exterior BPO,” “Appraisal” or “Appraisal Enhanced BPO,” Colony, on behalf of the Issuer, instructed us to use “Interior BPO” for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic.

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “Number of Units,” as shown on the Property Data File, that is equal to 1, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units,” as shown on the Property Data File, that is greater than 1:
(i)	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to the Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “Number of Units,” as shown on the Property Data File, that is equal to 1, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units,” as shown on the Property Data File, that is greater than 1:
(i)	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to the Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

7.	For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit, as shown on the applicable Property Source Document, Colony, on behalf of the Issuer, instructed us to use “townhome” as the “Property Type” Base Property Sample Characteristic.

Exhibit 3 to Attachment A Page 3 of 3

Notes: (continued)

8.	For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, Colony, on behalf of the Issuer, instructed us to use “N” for the “Swimming Pool (Y/N)” Base Property Sample Characteristic.

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “Number of Units,” as shown on the Property Data File, that is equal to 1, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units,” as shown on the Property Data File, that is greater than 1:
(i)	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to the Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

10.	For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, Colony, on behalf of the Issuer, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown on the applicable Property Source Document, from the year of the “Cut-Off Date Valuation Date,” as shown on the Property Data File.

Exhibit 4 Attachment A

Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

16	City	Miami Gardens	Miami

17	City	Miami Gardens	Miami
	Cut-Off Date Value	$178,000	$184,000

18	Total Square Footage	1,686	1,687.04

48	Cut-Off Date Valuation Date	12/06/2015	12/09/2015
	Year Built	2008	2007

49	Cut-Off Date Valuation Date	11/16/2015	12/02/2015

53	Swimming Pool (Y/N)	N	Y

62	Property Type	Townhome	SFR

80	Swimming Pool (Y/N)	N	Y

83	Property Type	SFR	Townhome

84	Property Type	SFR	Townhome

90	Property Type	SFR	Townhome

91	Property Type	SFR	Townhome

92	Cut-Off Date Value	$100,000	$104,000
	Property Type	SFR	Townhome

93	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

94	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

98	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO
	Total Square Footage	3,090	3,091

Exhibit 4 Attachment A Page 2 of 6

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

99	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

100	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

110	City	Miami	North Miami

111	Zip Code	[REDACTED]	[REDACTED]

113	Zip Code	[REDACTED]	[REDACTED]

118	Address (Street)	[REDACTED]	[REDACTED]
	Swimming Pool (Y/N)	N	Y

122	Property Type	Townhome	SFR

147	Address (Street)	[REDACTED]	[REDACTED]

149	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

151	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

154	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO
	Year Built	2005	2006

156	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

157	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

158	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

159	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

160	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO
161	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

162	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

Exhibit 4 Attachment A Page 3 of 6

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

163	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

176	Total Square Footage	2,296	2,295

179	Cut-Off Date Valuation Date	12/10/2015	12/03/2015

180	Cut-Off Date Valuation Date	12/09/2015	12/03/2015

181	Cut-Off Date Valuation Date	12/09/2015	12/04/2015

182	Cut-Off Date Valuation Date	11/28/2015	11/19/2015

183	Swimming Pool (Y/N)	N	Y

184	Cut-Off Date Valuation Date	12/10/2015	12/04/2015

185	Cut-Off Date Valuation Date	11/24/2015	11/18/2015

187	Cut-Off Date Valuation Date	11/24/2015	11/19/2015

188	Cut-Off Date Valuation Date	12/10/2015	12/03/2015

190	Total Square Footage	1,573	1,553

191	Cut-Off Date Valuation Date	12/10/2015	12/03/2015

193	Cut-Off Date Valuation Date	12/10/2015	12/03/2015

198	Zip Code	[REDACTED]	[REDACTED]

201	City	West Haven	New Haven

248	Number of Bathrooms	2.5	3

270	Swimming Pool (Y/N)	N	Y

284	Cut-Off Date Value	$54,000	$47,000

Exhibit 4 Attachment A Page 4 of 6

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

295	Address (Street)	[REDACTED]	[REDACTED]
304	Number of Bathrooms	2.5	3

312	City	SYLMAR	San Fernando

344	Number Bedrooms	3	4
	Number of Bathrooms	2	3

359	Property Type	SFR	Condo

374	Property Type	SFR	Townhome

376	Cut-Off Date Valuation Date	11/17/2015	11/10/2015

378	City	Memphis	Cordova
	Cut-Off Date Valuation Date	11/24/2015	11/23/2015

380	Year Built	1988	1995

384	Cut-Off Date Valuation Date	11/18/2015	11/16/2015

390	Property Type	SFR	Townhome

401	Year Built	1950	1915

405	Total Square Footage	1,326	1,362

412	Address (Street)	[REDACTED]	[REDACTED]

415	City	Boardman	Youngstown

416	City	Poland	Youngstown

419	Number of Bathrooms	1.5	1

421	Cut-Off Date Valuation Date	12/06/2014	12/04/2014

423	Cut-Off Date Valuation Date	12/08/2014	12/05/2014

Exhibit 4 Attachment A Page 5 of 6

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

425	Cut-Off Date Valuation Date	12/08/2014	12/06/2014
	Property Type	Townhome	Condo

443	Cut-Off Date Valuation Date	12/09/2014	12/07/2014

444	Cut-Off Date Valuation Date	12/07/2014	12/05/2014

445	Cut-Off Date Valuation Date	12/07/2014	12/05/2014

447	Cut-Off Date Valuation Date	12/07/2014	12/04/2014

448	Cut-Off Date Valuation Date	12/06/2014	12/16/2014

451	Cut-Off Date Valuation Date	12/08/2014	12/01/2014

452	Cut-Off Date Valuation Date	12/08/2014	12/05/2014

453	Number Bedrooms	4	3
	Total Square Footage	1,858	1,942
	Year Built	2014	2013

454	Number Bedrooms	3	4
	Total Square Footage	1,942	2,039
	Year Built	2013	2014

455	Cut-Off Date Valuation Date	12/08/2014	12/04/2014
	Number Bedrooms	4	3
	Total Square Footage	2,039	1,539

456	Cut-Off Date Valuation Date	12/06/2014	12/04/2014

457	Number of Bathrooms	2.5	3
458	Number of Bathrooms	3	2
	Total Square Footage	1,381	1,407

459	Number of Bathrooms	2	2.5
	Total Square Footage	1,407	1,942
	Year Built	2014	2013

Exhibit 4 Attachment A Page 6 of 6

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

477	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

483	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

484	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

505	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

507	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

510	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

513	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

515	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

522	Cut-Off Date Valuation Type	Interior BPO	Appraisal Enhanced BPO

541	Cut-Off Date Value	$125,000	$132,000

566	Cut-Off Date Valuation Type	Interior BPO	Appraiser Enhanced BPO

585	Total Square Footage	1,430	1,431

586	Zip Code	[REDACTED]	[REDACTED]

587	City	Miami	Miami Gardens

Exhibit 5 to Attachment A

Added Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

649	Total Square Footage	1,297	1,294
	Year Built	1975	1976

654	City	Collierville	Memphis
	Number Bedrooms	3	2
	Total Square Footage	1,046	1,048

657	Property Type	SFR	Condo

659	Property Type	SFR	Condo

836	Cut-Off Date Valuation Date	12/29/2016	12/29/2015

843	Year Built	1972	1963

845	Number Bedrooms	42	24
	Year Built	1974	1967

847	Number Bedrooms	47	50
	Number of Bathrooms	22	33

849	Number Bedrooms	6	8
	Zip Code	[REDACTED]	[REDACTED]

850	Zip Code	[REDACTED]	[REDACTED]

851	Number Bedrooms	12	15

872	Property Type	SFR	Townhouse

920	Total Square Footage	1,668	1,688

921	Number of Bathrooms	2	1.5

Exhibit 6 to Attachment A Page 1 of 10

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

UW Annual Rent ($)	Investment Committee Memo
UW Other Income ($)	Investment Committee Memo
UW Credit and Vacancy Loss ($)	Investment Committee Memo
UW Effective Gross Income ($)	Investment Committee Memo
UW Annual Property Management Fee ($)	Investment Committee Memo
UW Annual Marketing and Leasing Costs ($)	Investment Committee Memo
UW Repairs and Maintenance ($)	Investment Committee Memo
UW Annual Insurance Costs ($)	Investment Committee Memo
UW Annual HOA Fees ($)	Investment Committee Memo
UW Annual Real Estate Taxes ($)	Investment Committee Memo
UW Annual Turnover Costs ($)	Investment Committee Memo
UW Annual Landscaping ($)	Investment Committee Memo
UW Annual Other Costs ($)	Investment Committee Memo
UW Annual Expenses ($)	Investment Committee Memo
UW Annual Net Operating Income ($)	Investment Committee Memo
UW Annual CapEx Reserve ($)	Investment Committee Memo
UW Annual Net Cash Flow ($)	Investment Committee Memo
Value at Origination ($)	Investment Committee Memo
12/31 Occupancy	12.31 Final Numbers Document
NOI as of 12/31	12.31 Final Numbers Document
NCF as of 12/31	12.31 Final Numbers Document
% HOA (see Note 2)	Underwriting Summary
% Section 8 (see Note 3)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

Monthly Tax Escrow	Loan Agreement or Loan Modification Agreement
Monthly Insurance Escrow	Loan Agreement, Loan Modification Agreement or Closing Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement, Loan Modification Agreement or Midland Servicer Updated Terms Letter

Exhibit 6 to Attachment A Page 2 of 10

Reserve and Escrow Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

Monthly Leasing Escrow ($)	Loan Agreement, Loan Modification Agreement or Midland Servicer Updated Terms Letter
Monthly Interest Escrow ($)	Loan Agreement or Loan Modification Agreement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

Loan Originator	Loan Agreement or Loan Modification Agreement
Borrower	Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement
Guarantor FICO (see Note 4)	Credit Report
Sponsor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Payment Date	Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 5)	Loan Agreement or Loan Modification Agreement
Initial Maturity Date	Loan Agreement or Loan Modification Agreement
Mortgage Loan Initial Funded Amount ($) (see Note 6)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 7)	Loan Agreement, Loan Modification Agreement or Midland Servicing Report
Rate Type	Loan Agreement or Loan Modification Agreement
Interest Rate	Loan Agreement or Loan Modification Agreement
Interest Rate Accrual	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Recourse (Y/N)	Guaranty Agreement
Prepayment Provision (see Notes 8, 9 and 10)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 8, 9 and 10)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement or Loan Modification Agreement
Open Period (see Notes 8, 9 and 10)	Loan Agreement or Loan Modification Agreement

Exhibit 6 to Attachment A Page 3 of 10

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

YM Calculation Method (PV or Int Diff)	Loan Agreement or Loan Modification Agreement
Calc'd Through (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement or Loan Modification Agreement
Independent Director (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Partial Release Premium	Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Loan Agreement or Loan Modification Agreement
Grace Period (Principal and Interest)	Loan Agreement or Loan Modification Agreement
Existing Secondary Financing (Y/N)	Loan Agreement or Loan Modification Agreement
Secondary Financing Amount (Existing)	Loan Agreement or Loan Modification Agreement
Secondary Financing Description	Loan Agreement or Loan Modification Agreement
Future Secondary Financing Allowed (Y/N) (see Note 11)	Loan Agreement or Loan Modification Agreement
Future Secondary Financing Description	Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 12)	Loan Agreement or Loan Modification Agreement
Lockbox Trigger	Loan Agreement or Loan Modification Agreement
Cash Management Type (see Note 13)	Loan Agreement or Loan Modification Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement or Loan Modification Agreement
Number of Properties (see Note 6)	Loan Agreement, Loan Modification Agreement or Underwriting Summary
Multiple Borrowers (Y/N)	Loan Agreement or Loan Modification Agreement

Exhibit 6 to Attachment A Page 4 of 10

Notes:

1.	For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

2.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to divide:

a.                The number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee under the “HOA” column on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

3.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to divide:

a.                The number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” under the “Section 8” column on the underwriting summary Mortgage Loan Source Document, by

b.                The total number of units at all Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, provided the following instructions:

a.	Use “N/A” for each Mortgage Loan with “N” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File.

b.	For each Mortgage Loan that has:
i.	One “Guarantor” and

ii.              “Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, both as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File as “[Redacted] [17904]” (the “[Redacted] [17904] Mortgage Loan”) and “[Redacted] [18549]” (the “[Redacted] [18549] Mortgage Loan”), which are described in the succeeding paragraph of this Note 4), use (a) the highest FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if two FICO scores are listed on the credit report Mortgage Loan Source Document, and (b) the median FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if three FICO scores are listed on the credit report Mortgage Loan Source Document.

Exhibit 6 to Attachment A Page 5 of 10

Notes: (continued)

4. (continued)

For the [Redacted] [17904] Mortgage Loan and [Redacted] [18549] Mortgage Loan, which each has:

i.                 One “Guarantor” and

ii.                “Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic,

both as shown on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to “N/A” for the “Guarantor FICO” Compared Mortgage Loan Characteristic.

5.	For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan (except for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “[Redacted] [17277]“ (the “[Redacted] [17277] Mortgage Loan”), which is described in the two succeeding paragraphs of this Note 5), we were instructed by Colony, on behalf of the Issuer, to assume that the “First Payment Date” is the first (1st) or ninth (9th) day (as applicable) of the calendar month following the first full “Interest Accrual Period” (as defined on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document).

For the [Redacted] [17277] Mortgage Loan, the loan agreement Mortgage Loan Source Document indicates that:

a.	The “Closing Date” of the [Redacted] [17277] Mortgage Loan is 10/1/2015,
b.	The “Interest Accrual Period” is defined as “from and including the first day of a calendar month through and including the last day of such calendar month” and
c.	The “Payment Date” is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period.”

Additionally, the closing statement Mortgage Loan Source Document for the [Redacted] [17277] Mortgage Loan indicates that interest for the 10/1/2015 through 10/31/2015 “Interest Accrual Period” was collected on the “Origination Date” of the [Redacted] [17277] Mortgage Loan. For the [Redacted] [17277] Mortgage Loan, Colony, on behalf of the Issuer, indicated that because interest for the 10/1/2015 through 10/31/2015 “Interest Accrual Period” was collected on the “Closing Date” of the [Redacted] [17277] Mortgage Loan, a “Monthly Debt Service ($)” payment will not be due on 11/9/2015, and instructed us to use “12/9/2015” for the “First Payment Date” Compared Mortgage Loan Characteristic.

6.	For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “Huber Heights“ (the “Huber Heights Mortgage Loan”), Colony, on behalf of the Issuer, indicated that a mortgaged property which partially secured this Mortgage Loan was released prior to the Cut-Off Date. For the Huber Heights Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “$19,958,467” for the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic and “488” for the “Number of Properties” Compared Mortgage Loan Characteristic.

Exhibit 6 to Attachment A Page 6 of 10

Notes: (continued)

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan, except for:
a.	The Mortgage Loans which do not have a stated monthly debt service amount in the applicable loan agreement or loan modification agreement Mortgage Loan Source Document (the “Recalculated Amortizing Mortgage Loans”), which are described in the second, third and fourth paragraphs of this Note 7,
b.	The Interest Only Mortgage Loans (as defined below), which are described in the fifth paragraph of this Note 7 and
c.	The Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “Gorelick“ (the “Gorelick Mortgage Loan”), which is described in the sixth paragraph of this Note 7,

Colony, on behalf of the Issuer, instructed us to use the stated “Monthly Debt Service ($)” amount that is shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Recalculated Amortizing Mortgage Loan, Colony, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic using the “PMT” function in Microsoft Excel and the:

i.	Mortgage Loan Initial Funded Amount ($),
ii.	Interest Rate (as adjusted in the succeeding paragraph of this Note 7) and
iii.	Original Amortization Term (months) (as defined in Item 15. of Attachment A)

of each Recalculated Amortizing Mortgage Loan, all as shown on the Preliminary Mortgage Loan Data File and, as applicable, adjusted as described in the succeeding paragraph of this Note 7.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for each Recalculated Amortizing Mortgage Loan, all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to multiply the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by a fraction equal to 365/360.

In addition to comparing the recalculated “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan to the corresponding information on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, also instructed us to compare the “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on the Midland servicing report Mortgage Loan Source Document. All such compared information was in agreement.

Exhibit 6 to Attachment A Page 7 of 10

Notes: (continued)

7. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan with an “Amortization Type” of “Interest Only” on the Preliminary Mortgage Loan Data File (the “Interest Only Mortgage Loans”), all of which have an “Interest Rate Accrual” of “Actual/360” on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic as 1/12th of the product of:

a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for the Gorelick Mortgage Loan, which has an “Amortization Type” of “Interest Only, Amortizing Balloon” on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to use the monthly debt service amount prior to the expiration of the “IO Term (months)” (as defined in Item 14. of Attachment A) as calculated using the calculation methodology described in the preceding paragraph of this Note 7.

8.	For certain Mortgage Loans, the loan agreement or loan modification agreement Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (i.e., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.	A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month. Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:

i.	Prepayment Provision,
ii.	Original Yield Maintenance Period and
iii.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, Colony, on behalf of the Issuer, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 9th day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date 1”), even though:

(a)	There will not be a debt service payment made on the Stub Payment Date 1 and
(b)	The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 9th day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

Exhibit 6 to Attachment A Page 8 of 10

Notes: (continued)

8. (continued)

For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “Residential Rental“ (the “Residential Rental Mortgage Loan”) and the Gorelick Mortgage Loan, the loan agreement or loan modification agreement Mortgage Loan Source Document contains:

a.	A definition for the “Open Prepayment Period,” which is defined as “after the 54th Monthly Payment Date” and
b.	A definition for “Monthly Payment Date,” which is defined as “the first day of every calendar month occurring during the term of the Loan, until and including the Maturity Date.”

For the purpose of comparing the:

i.                 Prepayment Provision,

ii.                Original Yield Maintenance Period and

iii.               Open Period

Compared Mortgage Loan Characteristics for the Residential Rental Mortgage Loan and Gorelick Mortgage Loan, Colony, on behalf of the Issuer, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 1st day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date 2”), even though:

(a)	There will not be a debt service payment made on the Stub Payment Date 2 and
(b)	The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 1st day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

9.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan, we were instructed by Colony, on behalf of the Issuer, to:

i.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Mortgage Loan as the “Original Yield Maintenance Period” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 8 above) and
ii.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium as the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 8 above), both as shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

Exhibit 6 to Attachment A Page 9 of 10

Notes: (continued)

10.	For the Huber Heights Mortgage Loan, the “Par Prepayment Date” is defined in the loan agreement Mortgage Loan Source Document as “the Payment occurring in September 8, 2018.” For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period

Compared Mortgage Loan Characteristics for the Huber Heights Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use 9/9/2018 for the “Par Prepayment Date.”

11.	For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for each Mortgage Loan that references a “Permitted Mezzanine Loan” in the loan agreement Mortgage Loan Source Document, we were instructed by Colony, on behalf of the Issuer, to assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan, and to use “N” for the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic.

12.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:

a.	Springing – As of the Closing Date of the Mortgage Loan, the borrower/or related property manager is required to deposit any rent it receives in a rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events under the loan documents, the borrower is required to direct tenants to deposit funds directly to a rent deposit account.

b.	Hard – As of the Closing Date of the Mortgage Loan, there is an established rent deposit account into which tenants are required to deposit rents directly.

c.	N/A – As of the Closing Date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, or
ii.	The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events under the loan documents.

Exhibit 6 to Attachment A Page 10 of 10

Notes: (continued)

13.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:

a.	Springing – Prior to an event of default or certain trigger events that are described in the loan agreement or loan modification agreement Mortgage Loan Source Documents, all cash on deposit in a rent deposit account is released periodically to the borrower. Upon the occurrence an event of default or certain trigger events that are described in the loan agreement or loan modification agreement Mortgage Loan Source Documents, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the loan agreement or loan modification agreement Mortgage Loan Source Documents.

b.	Hard – As of the Closing Date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the loan agreement or loan modification agreement Mortgage Loan Source Documents.

Exhibit 7 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic
Closed Y/N
Include Y/N
Loan Seller
Loan Owner
Loan ID
Loan
Cut Off Date
Next Due Date
Loan Purpose
Refinance Type
Lien Position
Number of Units
Cut Off Date Value ($)
Rent Rolls (Y/N)
Frequency of Rent Rolls
Operating Statement (Y/N)
Frequency of Operating Statements
Property Manager
Property Manager Type
Servicer
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Upfront Leasing Escrow ($)
Upfront Interest Escrow ($)
Upfront Deferred Maintenance Escrow ($)
Occupancy as of Date
Rent Rolls Required as of 12/31 (Y/N)
Operating Statement Required as of 12/31 (Y/N)
Rank Loan Number

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.